SHARE-BASED COMPENSATION - Changes in Marriott Vacations Worldwide RSUs Issued to Marriott International and Marriott Vacations Worldwide Employees (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Service based RSUs
Number of RSUs
Outstanding at beginning of year (in shares) | shares	514,947
Stock awards, grants in period (in shares) | shares	115,334
Stock awards, distributed in period (in shares) | shares	(152,783)
Stock awards, forfeited in period (in shares) | shares	(6,491)
Outstanding at year-end (in shares) | shares	471,007
Weighted Average Grant-Date Fair Value Per RSU
Outstanding at beginning of year (in usd per share) | $ / shares	$ 49.36
Granted (in usd per share) | $ / shares	96.53
Distributed (in usd per share) | $ / shares	51.88
Forfeited (in usd per share) | $ / shares	74.47
Outstanding at year-end (in usd per share) | $ / shares	$ 59.49
Performance based RSUs
Number of RSUs
Outstanding at beginning of year (in shares) | shares	279,284
Stock awards, grants in period (in shares) | shares	94,436
Stock awards, distributed in period (in shares) | shares	(50,978)
Stock awards, forfeited in period (in shares) | shares	(11,230)
Outstanding at year-end (in shares) | shares	311,512
Weighted Average Grant-Date Fair Value Per RSU
Outstanding at beginning of year (in usd per share) | $ / shares	$ 61.30
Granted (in usd per share) | $ / shares	93.41
Distributed (in usd per share) | $ / shares	52.09
Forfeited (in usd per share) | $ / shares	52.09
Outstanding at year-end (in usd per share) | $ / shares	$ 72.89
Restricted stock units
Number of RSUs
Outstanding at beginning of year (in shares) | shares	794,231
Stock awards, grants in period (in shares) | shares	209,770
Stock awards, distributed in period (in shares) | shares	(203,761)
Stock awards, forfeited in period (in shares) | shares	(17,721)
Outstanding at year-end (in shares) | shares	782,519
Weighted Average Grant-Date Fair Value Per RSU
Outstanding at beginning of year (in usd per share) | $ / shares	$ 53.56
Granted (in usd per share) | $ / shares	95.12
Distributed (in usd per share) | $ / shares	51.93
Forfeited (in usd per share) | $ / shares	60.28
Outstanding at year-end (in usd per share) | $ / shares	$ 64.83